AXP(R) Small Cap
                                                                     Growth Fund
                                                          2001 SEMIANNUAL REPORT

American
  Express(R)
 Funds

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AXP Small Cap Growth Fund seeks to provide shareholders with long-term capital growth.



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Three Managers, One Goal

While it's true that stocks come in all sizes, all of them started out the same
-- as small-caps. For an investor, the trick is to find the ones that have what it takes to grow in both size and stature in the marketplace. This Fund uses three experienced investment firms, operating independently, to uncover stocks of small companies that have the potential for strong earnings growth and capital appreciation: INVESCO Funds Group, Neuberger Berman Management and RS
Investment Management.

CONTENTS

From the Chairman                                   3

From the Portfolio Managers                         3

Fund Facts                                          5

The 10 Largest Holdings                             6

Financial Statements                                7

Notes to Financial Statements                      10

Investments in Securities                          17

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2 AXP SMALL CAP GROWTH FUND -- SEMIANNUAL REPORT



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(picture of) Arne H. Carlson
Arne H. Carlson
Chairman of the board

From the Chairman

For most of us investors, the past several months proved to be an extremely trying time. More recently, the events of this past September and the prospect of what may follow have added to our collective concern.

While nothing can change what has happened, we can control how we respond. In broad terms, I would strongly advise that you keep a focus on your long-term financial goals and not let specific events dictate your investment decisions.
Ultimately, it is where you finish, not where you are at the moment, that matters most. Your financial advisor plays an essential role in this process, so please let him or her help you by reviewing your situation and plotting the proper investment course.

As I have indicated in the past, the role our Board plays in your financial future is to monitor and confirm that each American Express mutual fund meets its investment objective and that its management style stays on target. We want each fund to be able to deliver to you, the shareholder, the type of performance you expect and the best results that can be obtained. Toward that end, American
Express has made significant changes in its investment management capability, and will continue to make changes as it strives to provide a consistent standard of excellence.

On behalf of the Board,

Arne H. Carlson

From the Portfolio Managers

It was the best of times and the worst of times for the stock market and AXP
Small Cap Growth Fund, as a substantial gain was followed by a steep decline over the first half of the fiscal year. When all was said and done, the Fund's
Class A shares realized a loss of 12.11% (excluding the sales charge) for the period -- April through September 2001. This result compares with a loss of 15.15% for the Russell 2000 Growth Index, a group of stocks commonly used to evaluate the performance of funds such as this one.

The period got off to a remarkably strong start, as investors turned optimistic regarding the possibility of a recovery in the economy and corporate profits before the end of 2001. Small-capitalization growth stocks responded particularly well, setting the stage for an advance by the Fund that reached just over 20% by late May.

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3 AXP SMALL CAP GROWTH FUND -- SEMIANNUAL REPORT



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That marked the end of the good news, however. Faced with fresh data reconfirming ongoing economic and profit weakness, investors began backing away, which drove the market into a steady retreat during the summer that was culminated by a sudden drop-off resulting from the terrorist attacks in September. Ultimately, the Fund was forced to give up all of its earlier gain and more over the final four months of the period.

INDIVIDUAL PORTFOLIO MANAGER COMMENTS

Stacie Colwell, INVESCO Funds Group: In our portion of the portfolio, we maintained a broadly diversified group of holdings covering a wide range of industries. Most notably, we enjoyed good results from investments in health care, but were hurt by telecommunications, materials, media/leisure and energy-related stocks. The only meaningful change came late in the period, when we reduced exposure to regional airlines, travel and leisure stocks in response to the events of September 11. Concurrently, we added to investments in heath care and shifted our retailing emphasis from high-end store chains to low-end.

Michael Malouf and Jennifer Silver, Neuberger Berman Management: Our emphasis on technology, including software and semiconductor stocks, was a boon to performance early in the period, then became a major detractor. Health care stocks were positive overall, while another major area of investment, consumer cyclicals, especially the retailing segment, was a drag on performance. We made no major changes to our holdings as a result of the events of the September 11, as we expect small-capitalization growth stocks to enjoy a rebound in the months ahead.

John Seabern and John Wallace, RS Investment Management: Our basic strategy was to maintain a broadly diversified group of holdings, which allowed us to avoid being overly penalized by any one sector of the market. On the whole, performance was driven in large part by investments in technology, health care and energy. Tech worked well early on, then declined sharply. Energy stocks also slumped late in the period and were down overall. Health care was more consistent and generated positive overall results. Recently, we began cautiously positioning our portion of the portfolio for what we expect will be a strengthening economy.

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4 AXP SMALL CAP GROWTH FUND -- SEMIANNUAL REPORT



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Fund Facts

Class A -- 6-month performance
(All figures per share)

Net asset value (NAV)
Sept. 30, 2001                                                    $3.63
March 31, 2001                                                    $4.13
Decrease                                                          $0.50

Distributions -- April 1, 2001 - Sept. 30, 2001
From income                                                       $  --
From long-term capital gains                                      $  --
Total distributions                                               $  --
Total return*                                                   -12.11%

Class B -- 6-month performance
(All figures per share)

Net asset value (NAV)
Sept. 30, 2001                                                    $3.61
March 31, 2001                                                    $4.12
Decrease                                                          $0.51

Distributions -- April 1, 2001 - Sept. 30, 2001
From income                                                       $  --
From long-term capital gains                                      $  --
Total distributions                                               $  --
Total return*                                                   -12.38%

Class C -- 6-month performance
(All figures per share)

Net asset value (NAV)
Sept. 30, 2001                                                    $3.61
March 31, 2001                                                    $4.12
Decrease                                                          $0.51

Distributions -- April 1, 2001 - Sept. 30, 2001
From income                                                       $  --
From long-term capital gains                                      $  --
Total distributions                                               $  --
Total return*                                                   -12.38%

Class Y -- 6-month performance
(All figures per share)

Net asset value (NAV)
Sept. 30, 2001                                                    $3.64
March 31, 2001                                                    $4.13
Decrease                                                          $0.49

Distributions -- April 1, 2001 - Sept. 30, 2001
From income                                                       $  --
From long-term capital gains                                      $  --
Total distributions                                               $  --
Total return*                                                   -11.86%

* The total return is a hypothetical investment in the Fund with all distributions reinvested. Returns do not include sales load. The prospectus discusses the effect of sales charges, if any, on the various classes.

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5 AXP SMALL CAP GROWTH FUND -- SEMIANNUAL REPORT



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The 10 Largest Holdings

                                      Percent                     Value
                                  (of net assets)        (as of Sept. 30, 2001)

MemberWorks                             1.6%                   $1,398,760
Coinstar                                1.4                     1,256,164
A.C.L.N.                                1.2                     1,028,350
EarthLink                               1.1                     1,024,978
SonicWALL                               1.1                       951,587
RailAmerica                             1.0                       923,750
Province Healthcare                     0.9                       821,139
Alliance Data Systems                   0.9                       817,375
Artisan Components                      0.9                       783,288
Oakley                                  0.9                       778,100

For further detail about these holdings, please refer to the section entitled
"Investments in Securities."

(icon of) pie chart

The 10 holdings listed here make up 11.0% of net assets

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6 AXP SMALL CAP GROWTH FUND -- SEMIANNUAL REPORT



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


Financial Statements

Statement of assets and liabilities
AXP Small Cap Growth Fund

Sept. 30, 2001 (Unaudited)

Assets
Investments in securities, at value (Note 1)
   (identified cost $101,682,024)                                                                      $ 86,038,251
Cash in bank on demand deposit                                                                            3,727,189
Capital shares receivable                                                                                   194,243
Dividends receivable                                                                                         13,797
Receivable for investment securities sold                                                                 1,366,237
                                                                                                          ---------
Total assets                                                                                             91,339,717
                                                                                                         ----------

Liabilities
Payable for investment securities purchased                                                               1,812,648
Accrued investment management services fee                                                                    2,156
Accrued distribution fee                                                                                      1,122
Accrued transfer agency fee                                                                                     546
Accrued administrative services fee                                                                             187
Other accrued expenses                                                                                      215,713
                                                                                                            -------
Total liabilities                                                                                         2,032,372
                                                                                                          ---------
Net assets applicable to outstanding capital stock                                                     $ 89,307,345
                                                                                                       ============

Represented by
Capital stock -- $.01 par value (Note 1)                                                               $    246,303
Additional paid-in capital                                                                              112,429,579
Net operating loss                                                                                         (339,532)
Accumulated net realized gain (loss) (Note 6)                                                            (7,385,232)
Unrealized appreciation (depreciation) on investments and on
   translation of assets and liabilities in foreign currencies                                          (15,643,773)
                                                                                                        -----------
Total -- representing net assets applicable to outstanding capital stock                               $ 89,307,345
                                                                                                       ============
Net assets applicable to outstanding shares:                Class A                                    $ 61,843,791
                                                            Class B                                    $ 25,747,155
                                                            Class C                                    $  1,714,151
                                                            Class Y                                    $      2,248
Net asset value per share of outstanding capital stock:     Class A shares         17,029,422          $       3.63
                                                            Class B shares          7,125,831          $       3.61
                                                            Class C shares            474,417          $       3.61
                                                            Class Y shares                618          $       3.64
                                                                                          ---          ------------

See accompanying notes to financial statements.

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7 AXP SMALL CAP GROWTH FUND -- SEMIANNUAL REPORT



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


Statement of operations
AXP Small Cap Growth Fund

Six months ended Sept. 30, 2001 (Unaudited)

Investment income
Income:
Dividends                                                                                              $     73,432
Interest                                                                                                    201,086
                                                                                                            -------
Total income                                                                                                274,518
                                                                                                            -------
Expenses (Note 2):
Investment management services fee                                                                          341,785
Distribution fee
   Class A                                                                                                   67,169
   Class B                                                                                                   94,871
   Class C                                                                                                    6,359
Transfer agency fee                                                                                          85,017
Incremental transfer agency fee
   Class A                                                                                                    6,410
   Class B                                                                                                    4,810
   Class C                                                                                                      354
Service fee -- Class Y                                                                                            1
Administrative services fees and expenses                                                                    30,447
Compensation of board members                                                                                 5,110
Custodian fees                                                                                              121,672
Printing and postage                                                                                         58,013
Registration fees                                                                                            83,763
Audit fees                                                                                                    7,000
Other                                                                                                         8,982
                                                                                                              -----
Total expenses                                                                                              921,763
   Expenses reimbursed by AEFC (Note 2)                                                                    (277,770)
                                                                                                           --------
                                                                                                            643,993
   Earnings credits on cash balances (Note 2)                                                                  (244)
                                                                                                               ----
Total net expenses                                                                                          643,749
                                                                                                            -------
Investment income (loss) -- net                                                                            (369,231)
                                                                                                           --------

Realized and unrealized gain (loss) -- net
Net realized gain (loss) on security transactions (Note 3)                                               (6,046,947)
Net change in unrealized appreciation (depreciation) on investments and on
   translation of assets and liabilities in foreign currencies                                          (11,307,436)
                                                                                                        -----------
Net gain (loss) on investments and foreign currencies                                                   (17,354,383)
                                                                                                        -----------
Net increase (decrease) in net assets resulting from operations                                        $(17,723,614)
                                                                                                       ============

See accompanying notes to financial statements.

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8 AXP SMALL CAP GROWTH FUND -- SEMIANNUAL REPORT



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


Statements of changes in net assets
AXP Small Cap Growth Fund

                                                                                Sept. 30, 2001      For the period from
                                                                               Six months ended      Jan. 24, 2001* to
                                                                                  (Unaudited)          March 31, 2001

Operations
Investment income (loss) -- net                                                  $   (369,231)          $    (6,896)
Net realized gain (loss) on security transactions                                  (6,046,947)           (1,333,893)
Net change in unrealized appreciation (depreciation) on investments and on
   translation of assets and liabilities in foreign currencies                    (11,307,436)           (4,610,332)
                                                                                  -----------            ----------
Net increase (decrease) in net assets resulting from operations                   (17,723,614)           (5,951,121)
                                                                                  -----------            ----------

Capital share transactions (Note 4)
Proceeds from sales
   Class A shares (Note 2)                                                         48,693,462            19,911,035
   Class B shares                                                                  24,844,606             8,635,752
   Class C shares                                                                   1,574,578               518,887
   Class Y shares                                                                       2,585                    --
Payments for redemptions
   Class A shares                                                                  (4,481,826)             (319,145)
   Class B shares (Note 2)                                                         (1,517,467)             (105,574)
   Class C shares (Note 2)                                                            (52,375)                 (230)
   Class Y shares                                                                      (1,304)                   --
                                                                                       ------                    --
Increase (decrease) in net assets from capital share transactions                  69,062,259            28,640,725
                                                                                   ----------            ----------
Total increase (decrease) in net assets                                            51,338,645            22,689,604
Net assets at beginning of period                                                  37,968,700            15,279,096**
                                                                                   ----------            ----------
Net assets at end of period                                                      $ 89,307,345           $37,968,700
                                                                                 ============           ===========
Undistributed net investment income (loss)                                       $   (339,532)          $    29,699
                                                                                 ------------           -----------

 * When shares became publicly available.

** Initial capital of $15,000,000 was contributed on Jan. 17, 2001. The Fund had an increase in net assets resulting from operations of $279,096 during the period from Jan. 17, 2001 to Jan. 24, 2001 (when shares became publicly available).

See accompanying notes to financial statements.

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9 AXP SMALL CAP GROWTH FUND -- SEMIANNUAL REPORT



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Notes to Financial Statements

AXP Small Cap Growth Fund

(Unaudited as to Sept. 30, 2001)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a series of AXP Strategy Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. AXP Strategy Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the board. The Fund invests primarily in equity securities of small companies. On Jan. 17, 2001, American Express Financial Corporation (AEFC) invested $15,000,000 in the Fund which represented 2,959,600 shares for Class A, 20,000 shares for Class B, 20,000 shares for Class C and 400 shares for Class Y, which represented the initial capital for each class at $5.00 per share. Shares of the Fund were first offered to the public on Jan. 24, 2001.

The Fund offers Class A, Class B, Class C and Class Y shares.

o  Class A shares are sold with a front-end sales charge.

o Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth calendar year of ownership.

o  Class C shares may be subject to a CDSC.

o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee, incremental transfer agency fee and service fee (class specific expenses) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

Use of estimates
Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

Valuation of securities
All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

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10 AXP SMALL CAP GROWTH FUND -- SEMIANNUAL REPORT



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Option transactions
To produce incremental earnings, protect gains, and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions
To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Foreign currency translations and foreign currency contracts
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Fund may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the other party will not complete its contract obligations.

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11 AXP SMALL CAP GROWTH FUND -- SEMIANNUAL REPORT



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Federal taxes
The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes, and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

Dividends to shareholders
An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

Other
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including level-yield amortization of premium and discount, is accrued daily.

2. EXPENSES AND SALES CHARGES

The Fund has agreements with AEFC to manage its portfolio and provide administrative services. Under an Investment Management Services Agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets in reducing percentages from 0.92% to 0.795% annually. The fee may be adjusted upward or downward by a performance incentive adjustment based on a comparison of the performance of Class A shares of the Fund to the Lipper Small Cap Growth Funds Index. The maximum adjustment is 0.12% of the Fund's average daily net assets after deducting 1% from the performance difference. If the performance difference is less than 1% the adjustment will be zero. The adjustment increased the fee by $1,460 for the six months ended Sept. 30, 2001.

Under an Administrative Service Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.08% to 0.055% annually. A minor portion of additional administrative service expenses paid by the Fund are consultants' fees and fund office expenses. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the board.

AEFC has Investment Subadvisory Agreements with INVESCO Funds Group, Inc., Neuberger Berman Management Inc. and RS Investment Management, L.P.

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12 AXP SMALL CAP GROWTH FUND -- SEMIANNUAL REPORT



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Under a separate Transfer Agency Agreement, American Express Client Service
Corporation (AECSC) maintains shareholder accounts and records. The incremental transfer agency fee is the amount charged to the specific classes for the additional expense above the fee for Class Y. The Fund pays AECSC an annual fee per shareholder account for this service as follows:

o  Class A $19.00
o  Class B $20.00
o  Class C $19.50
o  Class Y $17.00

The Fund has agreements with American Express Financial Advisors Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a distribution fee at an annual rate up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B and Class C shares.

Under a Shareholder Service Agreement, the Fund pays the Distributor a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares.

Sales charges received by the Distributor for distributing Fund shares were $482,641 for Class A, $6,797 for Class B and $188 for Class C for the six months ended Sept. 30, 2001.

AEFC and American Express Financial Advisors Inc. have agreed to waive certain fees and to absorb certain expenses until March 31, 2002. Under this agreement, total expenses will not exceed 1.55% for Class A, 2.31% for Class B, 2.31% for Class C and 1.37% for Class Y of the Fund's average daily net assets. In addition, for the six months ended Sept. 30, 2001, AEFC and American Express Financial Advisors Inc. further voluntarily agreed to waive certain fees and reimburse expenses to 1.53% for Class A shares and 1.37% for Class Y shares.

During the six months ended Sept. 30, 2001, the Fund's custodian and transfer agency fees were reduced by $244 as a result of earnings credits from overnight cash balances. The Fund also pays custodian fees to American Express Trust Company, an affiliate of AEFC.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $118,613,971 and $55,046,713, respectively, for the six months ended Sept. 30, 2001. Realized gains and losses are determined on an identified cost basis.

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13 AXP SMALL CAP GROWTH FUND -- SEMIANNUAL REPORT



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


4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                                              Period ended Sept. 30, 2001
                                             Class A          Class B            Class C         Class Y
Sold                                       10,941,408         5,613,295          356,603            560
Issued for reinvested distributions                --                --               --             --
Redeemed                                   (1,108,317)         (362,776)         (13,351)          (342)
                                           ----------          --------          -------           ----
Net increase (decrease)                     9,833,091         5,250,519          343,252            218
                                            ---------         ---------          -------            ---

                                                           Jan. 24, 2001* to March 31, 2000
                                             Class A          Class B            Class C         Class Y
Sold                                        4,309,409         1,881,146          111,219             --
Issued for reinvested distributions                --                --               --             --
Redeemed                                      (72,678)          (25,834)             (54)            --
                                              -------           -------              ---             --
Net increase (decrease)                     4,236,731         1,855,312          111,165             --
                                            ---------         ---------          -------             --

* When shares became publicly available.


5. BANK BORROWINGS

The Fund has a revolving credit agreement with U.S. Bank, N.A., whereby the Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund must have asset coverage for borrowings not to exceed the aggregate of 333% of advances equal to or less than five business days plus 367% of advances over five business days. The agreement, which enables the Fund to participate with other American Express mutual funds, permits borrowings up to $200 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to the Federal Funds Rate plus 0.30% or the Eurodollar Rate (Reserve Adjusted) plus 0.20%. Borrowings are payable up to 90 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.05% per annum. The Fund had no borrowings outstanding during the six months ended
Sept. 30, 2001.

6. CAPITAL LOSS CARRY-OVER

For federal income tax purposes, the Fund had a capital loss carry-over of $970,467 as of March 31, 2001, that will expire in 2009 if not offset by capital gains. It is unlikely the board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires.

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14 AXP SMALL CAP GROWTH FUND -- SEMIANNUAL REPORT



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


7. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

Class A

Per share income and capital changes(a)

Fiscal period ended March 31,                                    2001(j)      2001(b)

Net asset value, beginning of period                              $4.13        $5.09

Income from investment operations:

Net investment income (loss)                                       (.01)          --

Net gains (losses) (both realized and unrealized)                  (.49)        (.96)

Total from investment operations                                   (.50)        (.96)

Net asset value, end of period                                    $3.63        $4.13

Ratios/supplemental data

Net assets, end of period (in millions)                             $62          $30

Ratio of expenses to average daily net assets(c)                  1.53%(d,e)   1.50%(d,e)

Ratio of net investment income (loss)
to average daily net assets                                       (.78%)(d)    (.03%)(d)

Portfolio turnover rate (excluding short-term securities)           85%          35%

Total return(i)                                                 (12.11%)     (18.86%)


Class B

Per share income and capital changes(a)

Fiscal period ended March 31,                                    2001(j)      2001(b)

Net asset value, beginning of period                              $4.12        $5.09

Income from investment operations:

Net investment income (loss)                                       (.02)        (.01)

Net gains (losses) (both realized and unrealized)                  (.49)        (.96)

Total from investment operations                                   (.51)        (.97)

Net asset value, end of period                                    $3.61        $4.12

Ratios/supplemental data

Net assets, end of period (in millions)                             $26           $8

Ratio of expenses to average daily net assets(c)                  2.31%(d,f)   2.31%(d,f)

Ratio of net investment income (loss)
to average daily net assets                                      (1.57%)(d)    (.78%)(d)

Portfolio turnover rate (excluding short-term securities)           85%          35%

Total return(i)                                                 (12.38%)     (19.06%)


See accompanying notes to financial highlights.

--------------------------------------------------------------------------------
15 AXP SMALL CAP GROWTH FUND -- SEMIANNUAL REPORT



Class C

Per share income and capital changes(a)

Fiscal period ended March 31,                                    2001(j)      2001(b)

Net asset value, beginning of period                              $4.12        $5.09

Income from investment operations:

Net investment income (loss)                                       (.02)        (.01)

Net gains (losses) (both realized and unrealized)                  (.49)        (.96)

Total from investment operations                                   (.51)        (.97)

Net asset value, end of period                                    $3.61        $4.12

Ratios/supplemental data

Net assets, end of period (in millions)                              $2           $1

Ratio of expenses to average daily net assets(c)                  2.31%(d,g)   2.31%(d,g)

Ratio of net investment income (loss)
to average daily net assets                                      (1.57%)(d)    (.77%)(d)

Portfolio turnover rate (excluding short-term securities)           85%          35%

Total return(i)                                                 (12.38%)     (19.06%)


Class Y

Per share income and capital changes(a)

Fiscal period ended March 31,                                    2001(j)      2001(b)

Net asset value, beginning of period                              $4.13        $5.09

Income from investment operations:

Net investment income (loss)                                       (.01)          --

Net gains (losses) (both realized and unrealized)                  (.48)        (.96)

Total from investment operations                                   (.49)        (.96)

Net asset value, end of period                                    $3.64        $4.13

Ratios/supplemental data

Net assets, end of period (in millions)                             $--          $--

Ratio of expenses to average daily net assets(c)                  1.36%(d,h)   1.31%(d,h)

Ratio of net investment income (loss)
to average daily net assets                                       (.63%)(d)     .11%(d)

Portfolio turnover rate (excluding short-term securities)           85%          35%

Total return(i)                                                 (11.86%)     (18.86%)


Notes to financial highlights

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from Jan. 24, 2001 (when shares became publicly available) to March 31, 2001.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d)  Adjusted to an annual basis.

(e) AEFC reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses for Class A would have been 2.28% for the six months ended Sept. 30, 2001 and 4.37% for the period ended March 31, 2001.

(f) AEFC reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses for Class B would have been 3.05% for the six months ended Sept. 30, 2001 and 5.51% for the period ended March 31, 2001.

(g) AEFC reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses for Class C would have been 3.05% for the six months ended Sept. 30, 2001 and 5.51% for the period ended March 31, 2001.

(h) AEFC reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses for Class Y would have been 2.12% for the six months ended Sept. 30, 2001 and 4.07% for the period ended March 31, 2001.

(i)  Total return does not reflect payment of a sales charge.

(j)  Six months ended Sept. 30, 2001 (Unaudited).

--------------------------------------------------------------------------------
16 AXP SMALL CAP GROWTH FUND -- SEMIANNUAL REPORT

Investments in Securities

AXP Small Cap Growth Fund

Sept. 30, 2001 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (87.8%)

Issuer                                                Shares            Value(a)

Aerospace & defense (0.8%)
Aeroflex                                              50,400(b)         $554,400
Alliant Techsystems                                    2,300(b)          196,880
Total                                                                    751,280

Airlines (0.5%)
AirTran Holdings                                      70,000(b)          296,800
Mesa Air Group                                        45,000(b)          146,700
Total                                                                    443,500

Automotive & related (1.3%)
A.C.L.N.                                              26,200(b,c)      1,028,350
Tower Automotive                                      20,000(b)          143,400
Total                                                                  1,171,750

Banks and savings & loans (4.0%)
Alliance Data Systems                                 50,300(b)          817,375
Boston Private Financial Holdings                     32,300             630,173
City Natl                                              8,100             349,515
Commerce Bancorp                                       8,200             557,600
Cullen/Frost Bankers                                   7,200             194,040
Investors Financial Services                           6,050             348,722
New York Community Bancorp                             9,200             213,532
NextCard                                              20,000(b)          127,400
Silicon Valley Bancshares                             12,300(b)          248,460
Walter Inds                                           13,200             118,140
Total                                                                  3,604,957

Beverages & tobacco (0.2%)
Vector Group                                           4,585             195,963

Building materials & construction (1.5%)
Clayton Homes                                         18,000             219,600
Dal-Tile Intl                                         14,000(b)          215,460
Dycom Inds                                            18,900(b)          219,240
Fleetwood Enterprises                                 18,500             206,830
Monaco Coach                                           7,650(b)          109,013
Simpson Mfg                                            3,000(b)          159,000
Texas Inds                                             6,500             200,850
Total                                                                  1,329,993

Chemicals (1.6%)
Millipore                                              4,550             240,877
OM Group                                               2,500             137,500
Stericycle                                             7,700(b)          320,936
Tetra Tech                                            21,900(b)          483,990
Waste Connections                                     10,500(b)          283,500
Total                                                                  1,466,803

Communications equipment & services (3.8%)
AirGate PCS                                            7,300(b)          324,266
DMC Stratex Networks                                  30,000(b)          154,800
FiberNet Telecom Group                                10,000(b)            2,400
InterVoice-Brite                                      33,000(b)          342,540
Marvell Technology Group                              28,600(b,c)        410,410
Metawave Communications                               75,000(b)          202,500
Motient                                              240,000(b)           21,600
New Focus                                              2,540(b)            8,204
Polycom                                                8,800(b)          214,456
REMEC                                                  6,000(b)           47,580
Tekelec                                               18,700(b)          246,279
Tellium                                               42,500(b)          209,525
UbiquiTel                                             63,500(b)          512,445
US Unwired Cl A                                       53,300(b)          538,330
ViaSat                                                 9,200(b)          164,128
Total                                                                  3,399,463

Computer software & services (1.0%)
Agile Software                                        13,000(b)          118,170
At Home Series A                                     100,000(b)           15,000
Legato Systems                                        30,000(b)          164,400
Manugistics Group                                      7,800(b)           45,396
Moldflow                                              11,400(b)           96,558
Network Associates                                    23,000(b)          296,470
Peregrine Systems                                     12,400(b)          156,612
Total                                                                    892,606

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
17 AXP SMALL CAP GROWTH FUND -- SEMIANNUAL REPORT

Issuer                                                Shares            Value(a)

Computers & office equipment (14.4%)
Actuate                                               56,300(b)         $235,897
Adept Technology                                      29,000(b)           87,290
Aspen Technology                                      12,150(b)          121,500
Auspex Systems                                        57,300(b)          134,655
billserv.com                                          33,000(b)           27,060
Concurrent Computer                                   41,100(b)          373,188
Docent                                                50,000(b)          103,500
EarthLink                                             67,300(b)        1,024,978
eFunds                                                 8,900(b)          148,185
eXcelon                                               25,034(b)           11,516
F5 Networks                                           35,000(b)          324,800
Henry (Jack) & Associates                             10,400             235,976
HNC Software                                          11,600(b)          216,920
I-many                                                70,000(b)          162,400
Insight Enterprises                                   12,100(b)          171,094
InterCept Group                                        9,300(b)          311,085
Intergraph                                            26,850(b)          240,308
IONA Technologies-ADR                                 33,900(b,c)        263,742
Iron Mountain                                         13,200(b)          547,140
Ixia                                                  27,100(b)          172,085
Lantronix                                             86,200(b)          525,820
M-Systems Flash Disk Pioneers                         45,000(b,c)        190,350
MatrixOne                                             57,800(b)          314,432
Midway Games                                          25,000(b)          302,750
Netegrity                                              6,100(b)           52,277
OPNET Technologies                                    43,700(b)          256,082
PEC Solutions                                         11,700(b)          199,368
PLATO Learning                                        15,900(b)          383,826
Precise Software Solutions                            38,000(b,c)        419,900
Quest Software                                         8,700(b)          100,746
Quovadx                                               20,000(b)          249,000
Raindance Communications                             110,000(b)          237,600
Riverstone Networks                                    8,200(b)           43,050
Saba Software                                         18,000(b)           35,640
Secure Computing                                      22,700(b)          221,098
SkillSoft                                             41,900(b)          669,562
SmartForce ADR                                        24,300(b,c)        397,548
SonicWALL                                             80,100(b)          951,587
Stellent                                              23,550(b)          339,120
Support.com                                          150,000(b)          360,000
TALX                                                  18,140             386,382
Trident Microsystems                                  50,000(b)          229,000
Verity                                                31,500(b)          318,150
Viewpoint                                            137,600(b)          467,840
WatchGuard Technologies                               22,800(b)          174,648
Total                                                                 12,739,095

Electronics (7.2%)
Alpha Inds                                             7,800(b)          151,086
Anaren Microwave                                      15,800(b)          258,330
ATMI                                                   6,800(b)          105,060
AXT                                                   13,550(b)          143,630
Brooks Automation                                     10,000(b)          265,900
Cirrus Logic                                          25,000(b)          185,500
Conductus                                             85,000(b)          293,250
Cree                                                  14,500(b)          214,310
DDi                                                   14,800(b)          116,032
Elantec Semiconductor                                  6,300(b)          144,585
Exar                                                   8,400(b)          145,320
Genesis Microchip                                      7,300(b,c)        205,422
Genus                                                 50,000(b)           97,500
HEI                                                   35,000(b)          217,000
Integrated Circuit Systems                            21,500(b)          274,770
Integrated Electrical Services                        36,800(b)          202,400
LTX                                                   15,600(b)          212,316
Measurement Specialties                               19,300(b)          190,877
Microsemi                                             19,700(b)          513,185
Microtune                                             33,800(b)          385,320
Mykrolis                                              10,800(b)           96,876
Oak Technology                                        47,100(b)          367,380
Pemstar                                               13,500(b)          155,250
Photon Dynamics                                        6,700(b)          155,105
Plexus                                                 7,700(b)          181,566
PLX Technology                                        48,700(b)          251,779
Power Integrations                                     8,000(b)          145,760
Semtech                                                7,000(b)          198,660
Simplex Solutions                                      3,400(b)           51,408
TranSwitch                                            18,900(b)           57,834
XICOR                                                 34,500(b)          274,275
Zoran                                                  6,700(b)          162,274
Total                                                                  6,419,960

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
18 AXP SMALL CAP GROWTH FUND -- SEMIANNUAL REPORT

Issuer                                                Shares            Value(a)

Energy equipment & services (2.8%)
Atwood Oceanics                                          800(b)          $20,800
BJ Services                                            9,000(b)          160,110
Boots & Coots/Intl Well Control                      220,000(b)          123,200
Cal Dive Intl                                         29,700(b)          494,802
Energy Partners                                       22,500(b)          157,050
Evergreen Resources                                    2,700(b)           91,665
Hanover Compressor                                    10,700(b)          231,548
Jacobs Engineering Group                               4,500(b)          280,800
Natl-Oilwell                                          15,500(b)          224,750
Newpark Resources                                     30,000(b)          202,500
Patterson-UTI Energy                                  13,800(b)          170,568
Precision Drilling                                     6,400(b,c)        135,168
Pride Intl                                             5,100(b)           53,040
Superior Energy Services                              30,000(b)          177,000
Total                                                                  2,523,001

Financial services (2.1%)
Affiliated Managers Group                              9,900(b)          562,419
AmeriCredit                                            1,500(b)           47,430
Heidrick & Struggles Intl                              7,300(b)          104,171
Intrawest                                              6,200(c)           82,522
Investment Technology Group                            4,500(b)          249,705
Raymond James Financial                                8,900             241,635
Redwood Trust                                         13,000             313,300
Waddell & Reed Financial Cl A                          9,500             247,000
Total                                                                  1,848,182

Food (0.6%)
Performance Food Group                                 8,200(b)          233,946
United Natural Foods                                  15,000(b)          272,700
Total                                                                    506,646

Health care (11.7%)
Albany Molecular Research                              6,200(b)          153,946
American Medical Systems Holdings                     33,900(b)          646,473
Aradigm                                               65,000(b)          217,100
Arena Pharmaceuticals                                 42,500(b)          467,500
Atrix Laboratories                                     7,300(b)          171,549
Barr Laboratories                                      7,600(b)          600,856
Boron, LePore & Associates                            29,300(b)          278,350
BriteSmile                                            50,000(b)          300,000
Cell Therapeutics                                     18,900(b)          454,545
Cephalon                                              14,000(b)          698,320
Conceptus                                              6,000(b)          104,400
Cubist Pharmaceuticals                                15,700(b)          514,489
CV Therapeutics                                       14,600(b)          567,356
D&K Healthcare Resources                              10,500             502,950
Endocardial Solutions                                 25,000(b)          105,750
Endocare                                              10,800(b)          189,540
Enzon                                                  1,400(b)           71,400
Esperion Therapeutics                                 55,000(b)          409,750
First Horizon Pharmaceutical                          12,600(b)          327,978
Inspire Pharmaceuticals                                4,400(b)           38,104
Integra LifeSciences Holdings                          8,500(b)          234,770
Invitrogen                                             3,100(b)          203,856
Lumenis                                               12,100(b)          242,968
Medarex                                                4,500(b)           67,950
MIM                                                   28,300(b)          297,150
Myriad Genetics                                          900(b)           27,576
Novavax                                               24,000(b)          338,400
Noven Pharmaceuticals                                  3,250(b)           58,825
Pharmaceutical Resources                               6,000(b)          214,500
Pharmacyclics                                         18,500(b)          329,300
Protein Design Labs                                    2,800(b)          132,244
Regeneration Technologies                             66,000(b)          768,899
Thoratec                                              10,500(b)          173,670
Urologix                                              26,100(b)          354,960
Wright Medical Group                                  12,900(b)          218,526
Total                                                                 10,483,950

Health care services (8.1%)
Accredo Health                                        11,025(b)          401,310
AdvancePCS                                             3,900(b)          279,942
American Healthways                                    8,000(b)          282,000
AmerisourceBergen                                      3,145(b)          223,138
AmSurg                                                 9,000(b)          247,950
Applera-Celera Genomics Group                         12,000(b)          289,200
ArQule                                                 8,000(b)           83,600
Beverly Enterprises                                   28,800(b)          293,760
Cerner                                                 9,600(b)          475,200
Cytyc                                                  7,200(b)          193,032
DaVita                                                 6,500(b)          132,275
DIANON Systems                                         5,100(b)          256,020
First Health Group                                    10,000(b)          293,800
IMPATH                                                 2,000(b)           69,020
Insmed                                               100,000(b)          268,000
Med-Design                                            17,600(b)          253,440
Orchid Bioscience                                     48,400(b)          105,996
OSI Pharmaceuticals                                   22,400(b)          728,000
Pharmaceutical Product Development                    13,400(b)          392,486
Province Healthcare                                   22,350(b)          821,139
Renal Care Group                                       2,200(b)           67,694
Select Medical                                        28,500(b)          448,875
Specialty Laboratories                                 6,200(b)          170,500
United Surgical Partners Intl                          8,800(b)          180,400
XOMA                                                  33,000(b)          278,190
Total                                                                  7,234,967

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
19 AXP SMALL CAP GROWTH FUND -- SEMIANNUAL REPORT

Issuer                                                Shares            Value(a)

Household products (0.4%)
Elizabeth Arden                                       25,400(b)         $324,358
Playtex Products                                       5,000(b)           50,750
Total                                                                    375,108

Industrial equipment & services (0.4%)
Osmonics                                              27,600(b)          345,000

Insurance (1.6%)
Gallagher (Arthur J)                                  22,600             765,010
HCC Insurance Holdings                                26,700             702,210
Total                                                                  1,467,220

Leisure time & entertainment (0.7%)
Alliance Gaming                                       26,500(b)          376,300
Penn Natl Gaming                                      12,500(b)          205,000
WMS Inds                                               2,900(b)           50,721
Total                                                                    632,021

Media (1.9%)
4 Kids Entertainment                                  15,000(b)          298,500
Crown Media Holdings Cl A                             40,000(b)          410,000
Emmis Communications Cl A                             11,700(b)          168,714
Entravision Communications Cl A                       20,400(b)          174,420
Macrovision                                            6,000(b)          170,460
Radio One Cl D                                        23,000(b)          265,420
University of Phoenix Online                           5,950(b)          184,212
Total                                                                  1,671,726

Metals (0.3%)
Oregon Steel Mills                                    47,700(b)          255,195

Miscellaneous (6.0%)
Artisan Components                                    98,900(b)          783,288
Capstone Turbine                                      83,300(b)          503,132
Charlotte Russe Holding                               19,600(b)          254,604
Choice One Communications                             21,500(b)           35,045
Corporate Executive Board                              6,800(b)          177,344
CTC Communications Group                              13,600(b)           70,720
DigitalThink                                          13,000(b)          100,490
iManage                                              146,200(b)          584,800
Intersil                                              12,500(b)          349,000
Key Energy Services                                   27,000(b)          171,720
McDATA Cl A                                           35,000(b)          293,650
Nasdaq-100 Shares                                      8,000(b)          231,840
Orion Power Holdings                                  27,500(b)          701,250
PolyMedica                                            14,900(b)          227,523
Retek                                                  4,000(b)           48,680
RMH Teleservices                                      31,900(b)          342,925
Synplicity                                             1,800(b)           10,080
Trimeris                                               3,900(b)          136,890
Websense                                              32,800(b)          357,520
Total                                                                  5,380,501

Multi-industry conglomerates (4.5%)
Career Education                                       5,600(b)          308,000
Coinstar                                              63,700(b)        1,256,164
Corinthian Colleges                                    5,400(b)          182,034
Diebold                                               10,000             381,000
Exult                                                 22,500(b)          263,025
MemberWorks                                           68,000(b)        1,398,760
Sylvan Learning Systems                                5,000(b)          114,500
YORK Intl                                              5,000             143,200
Total                                                                  4,046,683

Paper & packaging (0.3%)
Ball                                                   4,000             239,600

Restaurants & lodging (0.7%)
California Pizza Kitchen                               7,800(b)          123,552
CKE Restaurants                                        6,000(b)           39,000
Famous Dave's of America                              33,700(b)          320,150
New World Coffee-Manhattan Bagel                     130,000(b)           67,600
Panera Bread Cl A                                      2,300(b)           80,477
Steakhouse Partners                                   17,000(b)            9,520
Total                                                                    640,299

Retail (5.3%)
American Eagle Outfitters                              5,900(b)          117,410
AnnTaylor Stores                                      24,400(b)          534,848
Christopher & Banks                                   14,800(b)          445,628
Circuit City Stores-CarMax Group                      11,200(b)          126,000
Cost Plus                                             15,200(b)          279,072
dELiAs Cl A                                          109,200(b,c)        583,128
Gymboree                                              41,500(b)          278,050
Hollywood Entertainment                               32,500(b)          381,875
J. Jill Group                                         38,500(b)          481,250
Linens `N Things                                      12,000(b)          222,960
OfficeMax                                             25,000(b)           76,250
Provell Cl A                                          44,400(b)           53,280
Ross Stores                                            5,800             169,650
Too                                                   19,900(b)          417,701
Tuesday Morning                                       38,000(b)          348,840
Williams-Sonoma                                        3,200(b)           76,192
Wilsons The Leather Experts                           16,000(b)          144,640
Total                                                                  4,736,774

Textiles & apparel (1.1%)
Coach                                                  4,500(b)          119,295
Mossimo                                               40,000(b)           86,000
Oakley                                                62,000(b)          778,100
Total                                                                    983,395

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
20 AXP SMALL CAP GROWTH FUND -- SEMIANNUAL REPORT

Issuer                                                Shares            Value(a)

Transportation (2.7%)
Heartland Express                                      6,250(b)         $143,688
Hunt (JB) Transport Services                           9,700(b)          129,495
Knight Transportation                                 10,000(b)          191,500
Landstar System                                        7,500(b)          480,000
Nordic American Tanker Shipping                       17,500(c)          262,325
RailAmerica                                           73,900(b)          923,750
Werner Enterprises                                    17,000             284,240
Total                                                                  2,414,998

Utilities -- telephone (0.3%)
Allegiance Telecom                                    15,200(b)           45,752
Latitude Communications                               75,000(b)          133,500
Mpower Holding                                        35,000(b)            7,000
Primus Telecommunications Group                       95,200(b)           59,024
Total                                                                    245,276

Total common stocks
(Cost: $94,089,131)                                                  $78,445,912

Short-term securities (8.5%)

Issuer                    Annualized                  Amount            Value(a)
                       yield on date              payable at
                         of purchase                maturity

U.S. government agencies
Federal Home Loan Mtge Corp Disc Nt
         10-01-01               2.85%             $1,308,000          $1,307,689
Federal Natl Mtge Assn Disc Nt
         11-01-01               2.59               6,300,000           6,284,650

Total short-term securities
(Cost: $7,592,893)                                                    $7,592,339

Total investments in securities
(Cost: $101,682,024)(d)                                              $86,038,251

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. As of Sept. 30, 2001, the value of foreign securities represented 4.46% of net assets.

(d) At Sept. 30, 2001, the cost of securities for federal income tax purposes was approximately $101,682,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                       $  4,020,000
     Unrealized depreciation                                        (19,664,000)
                                                                    -----------
     Net unrealized depreciation                                   $(15,644,000)
                                                                   ------------

--------------------------------------------------------------------------------
21 AXP SMALL CAP GROWTH FUND -- SEMIANNUAL REPORT

AXP Small Cap Growth Fund
70100 AXP Financial Center
Minneapolis, MN 55474

americanexpress.com

Ticker Symbol
Class A: AXSCX    Class B: ASGBX
Class C: N/A      Class Y: N/A

                                          PRSRT STD AUTO
                                           U.S. POSTAGE
                                               PAID
                                             AMERICAN
                                             EXPRESS

This report must be accompanied or preceded by the Fund's current prospectus. Distributed by American Express Financial Advisors Inc. Member NASD. American Express Company is separate from American Express Financial Advisors Inc. and is not a broker-dealer.

S-6302 A (11/01)